Note 8 - Federal Funds Purchased and Other Borrowings	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Debt Disclosure [Text Block]

NOTE 8 – FEDERAL FUNDS PURCHASED AND OTHER BORROWINGS

Other borrowings consists of the following at December 31, 2021 and December 31, 2020:

	(in thousands)
	2021	2020
United Bankers Bank
Federal Funds purchased	$12	$-
Note payable, with interest at 4.00% payable quarterly, and $250,000 principal payments, with any remaining unpaid principal, due December 1, 2028. All Union Bank stock is held as collateral.	7,000	-
Note payable, with interest at 4.875% payable quarterly, and $250,000 principal payments, with any remaining unpaid principal, due September 1, 2022. All Union Bank stock is held as collateral.	-	7,750
Total other borrowings	$7,012	$7,750

At December 31, 2021, the Corporation had $151,326,000 of borrowing availability under various line-of-credit agreements with the Federal Home Loan Bank and other financial institutions.

Future maturities of other borrowings are as follows:  2022, $1,012,000; 2023, $1,000,000; 2024, $1,000,000; 2025, $1,000,000; 2026, $1,000,000; 2027, $1,000,000; 2028, $1,000,000.